Intangible Assets, Net and Goodwill - Summary of Aggregate Carrying Amount of Goodwill (Detail) $ in Thousands, $ in Millions	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of carrying value of goodwill [line items]
Goodwill	$ 136,578,194	$ 6,635	$ 143,052,859	$ 152,899,801
Europe [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	52,307,190		53,388,139
Brazil [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	18,017,916		18,730,686
Puerto Rico [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	17,463,394		17,463,394
Dominican Republic [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	14,186,723		14,186,723
Mexico [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	10,164,814		10,148,380
Ecuador [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	2,155,384		2,155,384
Peru [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	2,532,770		2,710,979
El Salvador [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	2,510,595		2,499,544
Chile [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	2,311,239		2,558,098
Colombia [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	11,685,585		12,253,743
Other countries [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	1,295,381		1,293,356
United States (Tracfone) [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	0		3,362,900
Guatemala [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	$ 1,947,203		$ 2,301,533